UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.5%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$1,200	$1,237,596
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	3,000	2,334,270
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,320,795

		10,892,661

Alaska — 1.0%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	3,925	4,385,756

Arizona — 1.2%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	2,970	2,609,769
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	1,850	1,888,295
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	800	826,912

		5,324,976

California — 18.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.52%, 10/01/25 (a)	4,150	3,249,159
Arcadia Unified School District California, GO, CAB, Election of 2006, Series A (AGM), 4.96%, 8/01/39 (b)	2,200	293,392
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 5.18%, 8/01/37 (b)	3,250	485,388

Municipal Bonds	Par (000)	Value

California (continued)
Cabrillo Community College District California, GO, CAB, Election of 2004, Series B (NPFGC), 4.87%, 8/01/38 (b)	$7,405	$1,024,112
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	775	798,250
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	2,400	2,358,864
Carlsbad Unified School District, GO, Election, Series B, 6.09%, 5/01/34 (a)	5,000	3,079,100
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	1,200	1,218,888
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	5,100	5,048,286
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.52%, 8/01/31 (a)	2,800	2,364,096
El Monte Union High School District California, GO, Election of 2002, Series C, (AGM), 5.25%, 6/01/28	6,110	6,369,186
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,230	1,250,479
Golden State Tobacco Securitization Corp. California, RB, Enhanced Asset- Backed, Series B (Syncora), 5.50%, 6/01/13 (c)	10,000	11,368,800
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.26%, 8/01/34 (b)	4,125	1,993,984

Portfolio Abbreviations

To simplify the listing of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF - GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	$3,210	$2,837,608
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/29	4,000	4,121,360
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/36	2,275	2,312,970
Mount Diablo Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/27	2,000	2,016,800
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,750	2,805,742
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/30	3,500	3,664,080
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	1,200	1,249,608
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,405	2,406,347
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	2,000	1,767,700
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,500	2,510,500
San Bernardino Community College District California, GO, CAB, Election, Series B, 6.52%, 8/01/34 (a)	10,000	5,926,400
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,825	2,897,348
San Mateo County Community College District, GO, Election of 2001, Series A (NPFGC), 5.00%, 9/01/26	2,725	2,780,454
State of California, GO, 5.13%, 6/01/27	30	29,574
State of California, GO, 5.50%, 4/01/28	5	5,050
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	3,150	3,218,355

		81,451,880

Colorado — 1.1%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/27	1,600	1,467,072
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A (Radian), 5.50%, 12/01/33	900	793,566
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.51%, 9/01/29 (b)	9,000	2,484,450

		4,745,088

Municipal Bonds	Par (000)	Value

Florida — 6.8%
City of Miami Florida, RB (NPFGC), 5.00%, 1/01/37	$650	$636,786
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	2,700	2,739,339
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,050	4,033,233
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,763,155
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (AGC), 5.00%, 10/01/40	8,200	7,769,172
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A, AMT (CIFG), 5.00%, 10/01/38	2,900	2,652,833
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	2,200	2,213,244
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	2,545	2,649,599
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	381,150
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,700	2,878,092

		29,716,603

Georgia — 0.9%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,820	2,915,260
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,125	1,129,050

		4,044,310

Hawaii — 0.3%
State of Hawaii, GO, Series CX (AGM), 5.50%, 2/01/21	1,155	1,237,790

Illinois — 22.8%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	2,216,700
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	3,400	3,506,726
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/24	4,000	4,114,080
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	3,300	3,405,402

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, GO, City of Chica Illinois, GO, CAB, City Colleges (NPFGC), 5.88%, 1/01/31 (b)	$13,000	$4,342,650
City of Chicago Illinois, RB, Series A (AGC) 5.00%, 1/01/38	4,000	4,062,600
City of Chicago Illinois, Refunding, ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/21	2,665	2,768,882
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A AMT (NPFGC), 5.75%, 1/01/21	13,665	14,008,538
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.50%, 1/01/22	5,000	5,088,150
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.38%, 1/01/32	12,500	11,964,375
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	5,080	5,727,852
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.52%, 6/15/30 (a)	28,525	28,341,584
Metropolitan Pier & Exposition Authority Illinois, Refunding RB, McCormick Place Expansion Project (NPFGC), 5.50%, 12/15/24	5,000	5,067,250
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,626,784
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,700	1,751,952

		99,993,525

Indiana — 2.4%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 5.75%, 1/01/34	550	565,290
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/37	2,750	2,682,350
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Airport Authority Project, Series B, AMT (NPFGC), 5.25%, 1/01/28	2,370	2,292,406
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Airport Authority Project, Series B, AMT (NPFGC), 5.25%, 1/01/30	5,055	4,873,323

		10,413,369

Iowa — 1.1%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,825	4,988,616

Louisiana — 0.8%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	2,010,186

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
Louisiana State Transportation Authority, RB, CAB, Senior Lien, Louisiana 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	$2,425	$952,491
Rapides Finance Authority Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36	800	663,160

		3,625,837

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,575	1,660,097

Massachusetts — 1.8%
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.60%, 1/01/45	4,000	4,016,840
Massachusetts HFA, RB, S/F Housing, Series 128, AMT (AGM), 4.80%, 12/01/27	2,200	2,110,702
Massachusetts Water Resources Authority, Refunding RB, General, Series A, (NPFGC), 5.00%, 8/01/34	1,800	1,853,316

		7,980,858

Michigan — 7.3%
City of Detroit Michigan, RB, System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	4,650	4,190,534
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	8,852,448
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,140,920
Michigan Strategic Fund, RB, Detroit Edison Co. Project, Series C, AMT (Syncora), 5.45%, 12/15/32	5,800	5,460,294
Michigan Strategic Fund, Refunding RB, Detroit Edison Co., Pollution, Series C, AMT (Syncora), 5.65%, 9/01/29	1,935	1,928,073
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	1,700	1,623,789
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	4,069,564
State of Michigan, RB, GAN, GAN (AGM), 5.25%, 9/15/26	3,350	3,534,853

		31,800,475

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	2,999,295

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada — 8.9%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	$4,100	$3,718,290
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,262,067
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	45	37,414
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series D, AMT (NPFGC), 5.25%, 3/01/38	12,000	10,889,760
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	2,000	2,022,840
County of Clark Nevada, RB, Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	19,100	18,905,753
Las Vegas Valley Water District, GO, Refunding, Series A (NPFGC), 5.00%, 6/01/24	2,050	2,118,675

		38,954,799

New Jersey — 7.6%
New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/29	710	696,943
New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	1,285	1,196,386
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	20,065	20,079,848
New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/28	1,120	1,163,635
New Jersey EDA, RB, School Facilities Construction, Series O, 5.13%, 3/01/30	7,500	7,700,475
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,200	2,556,092

		33,393,379

New York — 2.7%
City of New York New York, GO, Series B (NPFGC), 5.88%, 8/01/10 (c)	10,000	10,387,400
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,500	1,589,805

		11,977,205

Oregon — 0.2%
Medford Hospital Facilities Authority, RB, Asante Health Sytem, Sereis A (AGC), 5.00%, 8/01/40 (d)	750	730,523

Municipal Bonds	Par (000)	Value

Pennsylvania — 1.5%
Pennsylvania HFA, Refunding RB, S/F, Series 73A, AMT, 5.45%, 10/01/32	$2,120	$2,127,886
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	2,000	2,004,300
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.48%, 12/01/38 (a)	4,100	2,588,699

		6,720,885

Puerto Rico — 2.5%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/30	1,600	1,617,984
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	4,700	5,001,270
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (b)	28,000	4,161,920

		10,781,174

South Carolina — 0.7%
Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	3,175	3,238,056

Texas — 15.6%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,238,630
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,217,792
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.88%, 11/01/17	1,835	1,911,850
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.88%, 11/01/18	2,145	2,225,159
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.88%, 11/01/19	2,385	2,468,857
Gregg County Health Facilities Development Corp. Texas, RB, Good Shepherd Medical Center Project (Radian), 6.38%, 10/01/10 (c)	2,600	2,724,982
Gregg County Health Facilities Development Corp. Texas, RB, Good Shepherd Medical Center Project (Radian), 6.88%, 10/01/10 (c)	3,000	3,154,140
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC), 5.75%, 11/15/20	3,900	3,959,631

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (b)	$6,150	$3,062,762
Lone Star College System, GO, 5.00%, 8/15/33	4,800	4,985,856
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,415,437
North Harris County Regional Water Authority, RB, Senior Lien (NPFGC), 5.13%, 12/15/35	1,710	1,733,820
North Texas Tollway Authority, Refunding RB, CAB, System, First Tier (AGC), 5.73%, 1/01/31	10,000	2,926,600
North Texas Tollway Authority, Refunding RB, First Tier, Series A, 6.00%, 1/01/28	3,380	3,593,244
North Texas Tollway Authority, Refunding RB, System, First Tier (NPFGC), 5.75%, 1/01/40	12,300	12,550,059
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.75%, 8/15/38	7,200	7,233,480
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	10,000	9,139,200

		68,541,499

Utah — 4.0%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC), 6.30%, 2/15/15 (e)	15,000	17,477,250

Vermont — 0.4%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38	1,820	1,837,163

Washington — 1.8%
City of Tacoma Washington, RB (NPFGC), 5.00%, 12/01/32	5,100	5,156,100
Port of Tacoma Washington, RB, Series A, (AMBAC), 5.25%, 12/01/34 (c)	2,400	2,812,992

		7,969,092

Wisconsin — 0.4%
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	1,890	1,742,013

Total Municipal Bonds – 116.0%		508,624,174

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 8.5%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	1,244	1,245,496

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California (concluded)
Golden State Tobacco Securitization Corporation, California, RB, Enhanced Asset Bank, Series B (CIFG), 5.63%, 6/01/13 (b)	$14,160	$16,155,994
Los Angeles Community College District California, GO, 2008 Election, Series A, 6.00%, 8/01/33	2,639	2,927,249
San Diego Community College District California, GO, California, GO, Election of 2002, 5.25%, 8/01/33	508	519,991
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	5,170	5,249,980
San Diego County Water Authority, COP, Refunding, Series A (NPFGC), 5.00%, 5/01/32	9,003	9,091,255
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,950	1,973,108

		37,163,073

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,220	1,285,641

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,466,045

Florida — 7.2%
City of Tallahassee. Florida, RB (NPFGC), 5.00%, 10/01/37	6,000	6,007,140
County of Seminole. Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	6,884,892
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,457,972
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,613,855
Miami Dade County School Board. Florida, COP, Series B (AGC), 5.25%, 5/01/27	11,350	11,751,790

		31,715,649

Georgia — 3.5%
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	10,000	10,027,100
City of Augusta, Georgia, RB (AGM), 0.25%, 10/01/34	5,000	5,196,650

		15,223,750

Illinois — 4.8%
City of Chicago, Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	14,429	15,118,639

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Illinois (concluded)
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	$2,000	$2,137,113
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (NPFGC), 5.75%, 6/15/23	3,499	3,784,631

		21,040,383

Massachusetts — 4.0%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	16,500	17,304,116

Nevada — 1.8%
City of Las Vegas, Nevada, GO, Limited Tax Performing Arts Center, 6.00%, 4/01/39	5,007	5,429,016
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,666,096

		8,095,112

New Hampshire — 2.3%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth Hitchcock Obligation (AGM), 5.50%, 8/01/27	10,000	10,189,400

New Jersey — 1.2%
New Jersey EDA, RB, Cigarette Tax, (AGC), 5.50%, 6/15/24	5,150	5,330,405

New York — 5.1%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,183,425
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,913,435
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,718,735
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	14,200	14,510,270

		22,325,865

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	814,609

South Carolina — 1.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	5,051,022

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Texas — 2.6%
Clear Creek Independent School District, Texas, GO, Refunding, School Building (PSF - GTD), 5.00%, 2/15/33	$5,900	$6,344,181
Cypress Fairbanks Independent School District, GO, Refunding, Schoolhouse (PSF - GTD), 5.00%, 2/15/32	4,750	5,012,153

		11,356,334

Virginia — 0.8%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	467,906
Virginia Housing Development Authority, RB, Series H, Sub-Series H 1 (NPFGC), 5.35%, 7/01/31	3,195	3,224,873

		3,692,779

Washington — 0.6%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,608,879

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 44.4%		194,663,062

Total Long-Term Investments (Cost – $689,788,600) – 160.4%		703,287,236

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.16% (g)(h)	5,501,884	5,501,884

Total Short-Term Securities (Cost – $5,501,884) – 1.2%		5,501,884

Total Investments (Cost – $695,290,484*) – 161.6%		708,789,120
Other Assets Less Liabilities – 1.2%		5,288,227
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (22.5)%		(98,839,089)
Preferred Shares, at Redemption Value – (40.3)%		(176,653,794)

Net Assets Applicable to Common Shares – 100.0%		$438,584,464

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$600,702,040

Gross unrealized appreciation	$24,549,457
Gross unrealized depreciation	(15,229,396)

Net unrealized appreciation	$9,320,061

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co.	$730,523	—

(e)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(5,407,270)	$22,345

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$5,501,884
Level 2 - Long-Term Investments[1]	703,287,236
Level 3	—

Total	$708,789,120

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JANUARY 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: March 19, 2010